Share capital	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH

ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH
	Number of shares	Nominal value ($ million)
At January 1, 2026	5,718,636,398	477
Repurchases of shares	(147,708,271)	(12)
At June 30, 2026	5,570,928,127	465
At January 1, 2025	6,115,031,158	510
Repurchases of shares	(202,687,052)	(17)
At June 30, 2025	5,912,344,106	493
At Shell plc’s Annual General Meeting on May 19, 2026, the Board was authorised to allot ordinary shares in Shell plc, and to grant rights to subscribe for, or to convert, any security into ordinary shares in Shell plc, up to an aggregate nominal amount of approximately €132 million (representing approximately 1,885 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 18, 2027, or the end of the Annual General Meeting to be held in 2027, unless previously renewed, revoked or varied by Shell plc in a general meeting.